Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, by Balance Sheet Grouping [Table]
Summary of Borrowings Under Federal Bank Term Funding Program
Borrowings at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024	2025	2024
	Balance		Weighted Average	Interest Rate
	(In thousands)
FHLB advances	$1,176,415	$1,073,564	4.17%	4.42%
Junior subordinated debentures	7,057	7,036	6.92	7.56

	$1,183,472	$1,080,600	4.19%	4.44%

Summary of Contractual Maturities Repurchase Agreements and FHLB Advances
Scheduled maturities of FHLB advances are summarized as follows:

Year Ended December 31, 2025
(In thousands)
One year or less	$525,726
After one year to two years	225,139
After two years to three years	180,550
After three years to four years	225,000
After four years	20,000

Total FHLB advances	$1,176,415

Northfield Bancorp, Inc. [Member]
Fair Value, by Balance Sheet Grouping [Table]
Summary of Borrowings Under Federal Bank Term Funding Program
Borrowings consisted of FHLB advances, floating rate advances and other interest-bearing liabilities and are summarized as follows (in thousands):

	December 31,
	2025	2024
FHLB advances (1)	$893,826	$658,472
Floating rate advances and other interest-bearing liabilities	6,390	7,930

	$900,216	$666,402

(1)	Includes a $130.0 million overnight line of credit at December 31, 2025.

Summary of Contractual Maturities Repurchase Agreements and FHLB Advances
At December 31, 2025 and 2024, FHLB advances had contractual maturities as follows (in thousands):

December 31, 2025
FHLB Advances
2026	$558,483
2027	173,000
2028	162,343

$893,826

December 31, 2024
FHLB Advances
2025	$183,184
2026	148,000
2027	173,000
2028	154,288

$658,472

Further information regarding FHLB advances, repurchase agreements and Bank Term Funding Program (“BTFB”) borrowings is summarized as follows (in thousands):

	December 31,
	2025	2024	2025	2024	2025	2024
	FHLB Advances		Repurchase Agreements		BTFP Borrowings
Average balance during year	$730,203	$706,473	$—	$9,699	$—	$259,031
Maximum outstanding at any month end	$893,826	$783,553	$—	$25,000	$—	$374,500
Weighted average interest rate at end of year	3.85%	3.47%	—%	—%	—%	—%
Weighted average interest rate during year	4.04%	3.55%	—%	2.46%	—%	4.83%